CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows related to operating activities
Income from continuing operations	$ 720.8	$ 339.4	$ 207.1
Adjustments for:
Depreciation of property, plant and equipment	605.0	552.5	592.6
Amortization of intangible assets	104.8	97.9	98.4
Loss on valuation and translation of financial instruments	2.4	2.1	3.8
Gain on sale of spectrum licences	(330.9)
Impairment of goodwill and other assets	43.8	40.9	230.7
Loss on debt refinancing	15.6	7.3	12.1
Amortization of financing costs and long-term debt discount	6.9	7.0	7.1
Deferred income taxes	124.5	(31.7)	40.7
Other	4.0	3.7	5.9
Cash flows before non-cash balances	1,296.9	1,019.1	1,198.4
Net change in non-cash balances related to operating activities	(95.3)	118.7	(98.7)
Cash flows provided by continuing operating activities	1,201.6	1,137.8	1,099.7
Cash flows related to investing activities
Business acquisitions	(5.8)	(119.5)	(94.5)
Business disposals		3.0	316.3
Additions to property, plant and equipment	(605.3)	(707.6)	(678.4)
Additions to intangible assets	(141.9)	(139.8)	(360.6)
Proceeds from disposals of assets	620.7	3.5	4.6
Acquisition of tax deductions from the parent corporation		(14.0)
Other	(10.6)	12.7	(12.7)
Cash flows used in continuing investing activities	(142.9)	(961.7)	(825.3)
Cash flows related to financing activities
Net change in bank indebtedness	(18.9)	(14.9)	29.3
Net change under revolving facilities	(209.3)	(40.3)	246.9
Issuance of long-term debt, net of financing fees	794.5		370.1
Repayments of long-term debt	(664.5)	(19.0)	(652.3)
Settlement of hedging contracts	16.6	0.4	(34.3)
Repurchase of Common Shares	(43.9)		(500.2)
Issuance of shares of a subsidiary to non-controlling interests			12.1
Reduction of paid-up capital	(50.0)	(100.0)	(25.0)
Dividends	(50.0)		(75.0)
Dividends paid to non-controlling interests		(0.2)	(0.2)
Cash flows used in continuing financing activities	(225.5)	(174.0)	(628.6)
Net change in cash and cash equivalents from continuing operations	833.2	2.1	(354.2)
Cash flows provided by (used in) discontinued operations	11.0		(22.5)
Cash and cash equivalents at the beginning of the year	20.7	18.6	395.3
Cash and cash equivalents at the end of the year	864.9	20.7	18.6
Changes in non-cash balances related to operating activities (excluding the effect of business acquisitions and disposals)
Accounts receivable	(17.8)	(34.5)	(16.0)
Inventories	(3.2)	24.7	(44.5)
Accounts payable, accrued charges and provisions	(26.8)	40.1	30.1
Income taxes	(44.8)	51.4	(97.4)
Deferred revenues	(1.7)	14.0	21.0
Defined benefit plans	7.2	10.4	(3.6)
Other	(8.2)	12.6	11.7
Net change in non-cash balances related to operating activities	(95.3)	118.7	(98.7)
Non-cash investing activities
Net change in additions to property, plant and equipment and intangible assets financed with accounts payable	21.8	(6.2)	(12.7)
Interest and taxes reflected as operating activities
Cash interest payments	269.1	286.1	282.4
Cash income tax payments (net of refunds)	$ 58.7	$ 104.3	$ 158.0